Equity - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Shareholder paid-in and registered period for double voting rights (in years)	2 years
Capital increase		€ 0	€ 65,332
Issuance of new shares (in shares)	49,834,983	49,834,983
Treasury shares	0	0
+ Proceeds from issue of share capital (net)	€ 0	€ 5	€ 27,972
Total number of shares comprising the share capital (in shares)	49,834,983	49,834,983
Additional share based instruments issued (in shares)	525,000
Increase (decrease) through other changes, equity	€ (227)	€ (5)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)	49,834,983	49,834,983
Preference shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)	0	0